Note 9 - Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

9. STOCKHOLDERS' EQUITY

On December 17, 1998, the Company adopted a Shareholders’ Rights Agreement dated as of December 17, 1998 (as amended by Amendment No. 1 dated as of November 30, 2000 and Amendment No. 2 dated as of October 2, 2008), by and between ANADIGICS, Inc. and Computershare, Inc., as the Rights agent (as amended, the “Rights Agreement”). Pursuant to the Rights Agreement, rights were distributed as a dividend at the rate of one right for each share of ANADIGICS, Inc. common stock, par value $0.01 per share, held by stockholders of record as of the close of business on December 31, 1998. The rights were scheduled to expire on December 17, 2018, unless earlier redeemed or exchanged, pursuant to the terms of the Rights Agreement. On April 24, 2014, the Board of Directors of the Company voted to terminate the Rights Agreement by approving an amendment (the “Amendment”) to the Rights Agreement to accelerate the final expiration date of the rights (the “Rights”) to April 25, 2014. As a result of the Amendment, as of the close of business on April 25, 2014, the Rights are no longer outstanding nor exercisable, and the Rights Agreement was effectively terminated.

NASDAQ LISTING

The Company’s common stock currently trades on the NASDAQ Global Market (“NASDAQ”). On August 11, 2014, the Company received a letter from NASDAQ notifying the Company that it did not comply with the $1.00 minimum closing bid price requirement for continued listing under the NASDAQ Listing Rules. The Company was provided a period of 180 calendar days, or until February 9, 2015, during which to regain compliance. The Company's common stock subsequently maintained a closing bid price of at least $1.00 per share for 10 consecutive business days, from January 26, 2015 to February 6, 2015, enabling the Company to regain compliance with the NASDAQ Listing Rule. The Company’s common stock will therefore maintain its listing on the NASDAQ.

STOCK OFFERING

In March 2013, the Company completed an underwritten public offering of 10,704 shares of common stock at a price of $2.00 per share which generated net proceeds to the Company of $19,675.